Provisions - Spanish Entities - Estimated benefit payable (Details) - Spain € in Millions	Dec. 31, 2020 EUR (€)
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 1,038
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	771
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	660
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	548
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	464
2026 to 2030
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 1,619